Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,925,000
Proposed Maximum Offering Price per Unit	30.16
Maximum Aggregate Offering Price	$ 88,218,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,182.91
Offering Note

(1)

Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock in respect of the securities identified in the above table as a result of adjustments to the number of outstanding shares of Common Stock by reason of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares of Common Stock are converted or exchanged.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average ($30.16) of the high ($31.12) and low ($29.19) prices of the Common Stock, par value $0.001 per share, on NASDAQ on March 12, 2026, which date is within five business days prior to filing this Registration Statement.